Balance Sheets - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Current
Cash	$ 53,392	$ 59,922
GST receivable	1,149	6,232
Assets Current	54,541	66,154
Mineral Property Interests (note 5)	104,502	104,502
Total Assets	159,043	170,656
Current
Accounts payable and accrued liabilities (notes 6 and 13)	58,550	66,361
Due to related parties (note 7)	116,369	110,069
Loan payable (note 8)	37,997	37,504
Convertible debentures (note 9)	557,089	549,589
Total Liabilities	770,005	763,523
Stockholders’ Deficiency
Capital stock (note 10)	27,856,612	27,856,612
Equity portion of convertible debentures (note 9)	33,706	33,706
Reserves	147,255	139,845
Deficit	(28,648,535)	(28,623,030)
Total Stockholders’ Deficiency	(610,962)	(592,867)
Total Liabilities and Stockholders’ Deficiency	$ 159,043	$ 170,656